Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Commitments and Contingencies (Details) [Line Items]
Effective date	5 years
Underwriting fees percentage	3.50%
Aggregate value (in Dollars) | $	$ 5,031,250
Private Placement
Commitments and Contingencies (Details) [Line Items]
Effective date	7 years
Over-Allotment
Commitments and Contingencies (Details) [Line Items]
Aggregate of additional units (in Shares) | shares	1,875,000